Average Annual Total Returns - Direxion Daily SP Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares 1 Year	Direxion Daily S&P Biotech Bull 3X Shares 5 Years	Direxion Daily S&P Biotech Bull 3X Shares Since Inception	Direxion Daily S&P Biotech Bull 3X Shares Inception Date	Direxion Daily S&P Biotech Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily S&P Biotech Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily S&P Biotech Bull 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily S&P Biotech Bull 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily S&P Biotech Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily S&P Biotech Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily S&P Biotech Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily S&P Biotech Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	74.72%	3.69%	(7.82%)	May 28, 2015	74.72%	3.61%	(7.89%)	May 28, 2015	44.23%	2.81%	(5.71%)	May 28, 2015	48.10%	15.13%	11.10%	May 28, 2015	18.40%	15.22%	12.97%	May 28, 2015